Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The table below summarizes the material revenues and expenses of Corebridge, in connection with agreements with affiliated companies described below for the years ended December 31, 2022, 2021 and 2020:

	Years Ended December 31,
(in millions)	2022	2021	2020
Revenues:
Other income	$95	$85	$88
Net investment income - excluding Fortitude Re funds withheld assets	(1)	(14)	(12)
Total revenues	$94	$71	$76
Expenses:
General operating and other expenses	$131	$349	$317
Interest expense	79	82	146
Loss on extinguishment of debt	—	145	—
Total expenses	$210	$576	$463
The table below summarizes payments to or refunds from AIG in connection with the tax sharing agreements for the years ended December 31, 2022, 2021 and 2020.
For further details on tax impact of the IPO, see Note 22.

Years Ended December 31,
(in millions)	2022	2021	2020
Payment or (refund):
Corebridge	$1,018	$1,537	$1,716
SAFG Capital LLC	14	(5)	(9)
Total	$1,032	$1,532	$1,707